Trade and other receivables, net	12 Months Ended
Dec. 31, 2020
Trade and other receivables, net
Trade and other receivables, net

7.           Trade and other receivables, net

	2020	2019
Current
Customers
Foreign	2,021,070	2,759,993
Domestic	1,913,106	2,015,517
Fuel price stabilization fund (1)	319,927	256,303
Related parties (Note 31)	105,048	27,449
Accounts receivable from employees	97,723	95,693
Industrial services	39,651	47,691
Other (2)	322,567	497,688
	4,819,092	5,700,334
Non–current
Accounts receivable from employees	474,693	508,588
Domestic customers	51,955	52,819
Related parties (Note 31)	—	93,657
Other (2)	149,959	131,732
	676,607	786,796

(1)Corresponds to the application of  Colombian Resolution 180522 of March 29, 2010 and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establish the procedure to recognize the subsidy for refiners and importers of current motor gasoline and diesel, and the methodology for calculating the net position (the value arising from the differences between the parity price and the regulated price, which can be positive or negative). During 2020, the Group paid COP$208,074 from the stabilization fund as follows: Ecopetrol COP$50,131 and Reficar COP$157,943 for the fourth quarter 2019 and the first half of 2020. For the second half of 2020, the fuel price stabilization fund represented an account receivable for the Group.

(2)It mainly corresponds to crude oil loan agreements for transportation systems.

The book value of trade and other receivables approximates their fair value.

The changes in the allowance for doubtful accounts for the year ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Opening balance	282,791	268,654	170,016
Additions, net	16,253	14,158	107,725
Effect of change of control in subsidiaries (Note 28)	(5,517)	—	—
Accounts receivable write–off and uses	(2,383)	(21)	(9,087)
Closing balance	291,144	282,791	268,654